Note 45 Balances of consolidated income statement arising from transactions with entities of the group (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit and loss related party transactions [Line Items]
Interest and other income related party transactions	€ 21	€ 14
Interest Expense Related Party Transactions	1	1
Fee And Commission Income Related Party Transactions	3	3
Fee And Commission Expense Related Party Transactions	€ 32	€ 14